Contingencies and commitments - Summary of aggregate amount of minimum lease payments under non-cancellable operating leases (Detail) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of finance lease and operating lease by lessee [Line Items]
Aggregate amount of minimum lease payments under non-cancellable operating leases	$ 1,717	$ 1,845
Due within 1 year [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Aggregate amount of minimum lease payments under non-cancellable operating leases	475	397
Between 1 and 3 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Aggregate amount of minimum lease payments under non-cancellable operating leases	587	542
Between 3 and 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Aggregate amount of minimum lease payments under non-cancellable operating leases	270	313
More than 5 years [member]
Disclosure of finance lease and operating lease by lessee [Line Items]
Aggregate amount of minimum lease payments under non-cancellable operating leases	$ 385	$ 593